SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

 53

/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/  /

OF 1940

Amendment No.

54

/X/

(Check appropriate box or boxes.)

Catalyst Funds - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (631) 549-1859

David F. Ganley

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/ X / immediately upon filing pursuant to paragraph (b)

/__/ on [date] pursuant to paragraph (b)

/__/ 60 days after filing pursuant to paragraph (a)(1)

/__/ on (date) pursuant to paragraph (a)(1)

/__/ 75 days after filing pursuant to paragraph (a)(2)

/__/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Cincinnati, State of Ohio on the 25th day of April, 2011.

CATALYST FUNDS

By:

Donald S. Mendelsohn

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 25th day of April, 2011 or as otherwise indicated.

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi*, Trustee

David F. Ganley*, Treasurer/Principal Financial Officer/Principal Accounting Officer

Tiberiu Weisz*, Trustee

Christopher Anci*, President/Principal Executive Officer

*By:

Donald S. Mendelsohn

Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase